Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 0		$ 0
Common stock par value (in Dollars per share)	$ 0.00001		$ 0.00001
Common stock shares authorized	75,000,000		75,000,000
Common stock shares issued	27,618,907		27,184,882
Common stock shares outstanding	27,618,907		27,184,882
Growth Capital Acquisition Corp.
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption	17,250,000	17,250,000		0
Common stock subject to possible redemption per share (in Dollars per share)	$ 10	$ 10		$ 10
Convertible Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.00001		$ 0.00001
Preferred stock, shares authorized	22,806,009		22,806,009
Preferred stock, shares issued	21,671,491		21,671,491
Preferred stock, shares outstanding	21,671,491		21,671,491
Aggregate liquidation preference (in Dollars)	$ 96,700,000		$ 96,700,000
Class F Stock
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock shares authorized	8,402,000		8,402,000
Common stock shares issued	8,372,143		8,372,143
Common stock shares outstanding	8,372,143		8,372,143
Class A Common Stock | Growth Capital Acquisition Corp.
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares authorized	100,000,000	100,000,000		100,000,000
Common stock shares issued
Common stock shares outstanding				0
Class B Common Stock | Growth Capital Acquisition Corp.
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares authorized	10,000,000	10,000,000		10,000,000
Common stock shares issued	4,312,500	4,312,500		4,312,500
Common stock shares outstanding	4,312,500	4,312,500		4,312,500